CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ 22,490	$ (19,952)	$ (2,015)	$ (53,594)	$ (6,989)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	25,298	22,488	47,649	20,856	837
Amortization of intangibles	22,270	20,715	42,421	19,531	1,275
Amortization of deferred financing costs	4,818	3,916	8,527	3,753	250
Amortization of mortgage premium	(240)	(244)	(489)	(498)	(1)
Amortization of below-market lease liabilities	(1,258)	(997)	(2,134)	(1,085)	(29)
Amortization of above-market lease assets	1,136	1,164	2,315	1,085	0
Amortization of above- and below- market ground lease assets	111	43	71	32	0
Unbilled straight line rent	(5,523)	(7,989)	(14,809)	(8,679)	(172)
Vesting of Class B units	0	14,480	14,480	0	0
Equity based compensation	1,114	641	2,345	106	24
Unrealized gains on foreign currency transactions, derivatives, and other	(538)	(3,545)
Unrealized gains on undesignated foreign currency advances and other hedge ineffectiveness	(4,154)	(940)
Unrealized losses on non-functional foreign currency advances not designated as net investment hedges	0	2,935
Net realized and unrealized marked-to-market transactions			(8,903)	(3,272)	0
Change in fair value of listing note	0	4,430	0	0	0
Loss on sale of investment in securities	0	21	66	0	0
Changes in assets and liabilities:
Prepaid expenses and other assets	(2,599)	887	31	(11,965)	(1,647)
Deferred tax assets	(9)	(324)	(450)	(2,102)	0
Accounts payable and accrued expenses	(656)	4,408	4,859	11,183	1,888
Deferred rent	(1,102)	(361)	3,239	10,390	917
Deferred tax liability	414	0	(249)	3,665	0
Taxes payable	(1,659)	2,661	5,201	901	0
Net cash used in operating activities	59,913	44,437	102,155	(9,693)	(3,647)
Cash flows from investing activities:
Investment in real estate and other assets	0	(47,184)	(223,075)	(1,507,072)	(110,026)
Deposits for real estate acquisitions			773	(775)	(1,474)
Deposits for real estate acquisitions	0	616
Proceeds from termination of derivatives	0	10,055	10,055	0	0
Capital expenditures	(200)	(2,322)	(10,495)	(8,838)	0
Purchase of investment securities			0	(490)	0
Proceeds from redemption of investment securities			463	0	0
Net cash used in investing activities	(200)	(38,835)	(222,279)	(1,517,175)	(111,500)
Cash flows from financing activities:
Borrowings under credit facility	0	251,572	476,208	258,500	0
Repayments on credit facility	(26,696)	(295,000)	(373,167)	(18,500)	0
Proceeds from notes payable			0	12,505	0
Payments on notes payable			0	(12,505)	0
Proceeds from mortgage notes payable	0	61,439	245,483	0	0
Payments on mortgage notes payable	(378)	(359)	(721)	(135)	0
Proceeds from issuance of common stock	2	307	420	1,569,082	148,871
Proceeds from issuance of operating partnership units	0	750	750	0	0
Payments of offering costs	0	40	49	(168,270)	(18,770)
Payments of deferred financing costs	679	(1,397)	(4,881)	(16,888)	(2,345)
Dividends paid	(60,039)	(37,784)	(97,730)	(35,415)	(1,769)
Distributions to non-controlling interest holders	(1,344)	0	(642)	0	0
Payments on common stock repurchases, inclusive of fees	0	(2,199)	(2,313)	0	0
Payments on share repurchases related to Tender Offer			(125,000)	0	0
Advances from affiliates, net	386	1,861	363	(100)	(1,041)
Restricted cash	(15)	1,982	2,785	(5,367)	(737)
Net cash provided by financing activities	(87,405)	(18,788)	121,604	1,582,907	124,209
Net change in cash and cash equivalents	(27,692)	(13,186)	1,480	56,039	9,062
Effect of exchange rate on cash	(1,745)	10,144	3,774	(2,855)	2,176
Cash and cash equivalents, beginning of period	69,938	64,684	64,684	11,500	262
Cash and cash equivalents, end of period	40,501	61,642	69,938	64,684	11,500
Supplemental Disclosures:
Cash paid for interest	21,079	10,067	24,625	6,540	218
Cash paid for income taxes	2,287	1,022	1,589	0	0
Non-Cash Investing and Financing Activities:
Mortgage notes payable assumed or used to acquire investments in real estate			31,933	217,791	75,651
Premium on mortgage note payable			0	0	1,664
Borrowings under line of credit to acquire real estate			0	446,558	0
Common stock issued through dividend reinvestment plan	0	28,578	$ 28,578	$ 44,886	$ 1,320
Tender offer payable	$ 0	$ 125,000